TREASURY STOCK (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	0 Months Ended						0 Months Ended
	Sep. 26, 2012 Capped call option item	Dec. 19, 2012 Capped call option American Depository Shares item	Jan. 31, 2013 Capped call option American Depository Shares	Dec. 31, 2012 Capped call option American Depository Shares	Sep. 26, 2012 Capped call option American Depository Shares	Dec. 19, 2012 Capped call option American Depository Shares Maximum	Sep. 26, 2012 Purchased call option American Depository Shares	Sep. 26, 2012 Written call option American Depository Shares
Treasure stock
Initial notional amount of derivative	$ 75,000,000
Number of treasury stock to be repurchased as per the Agreement						4.4
Number of components of the Agreements	2
Treasure stock repurchase prepayment							62,182,346
Strike price (in dollars per share)							$ 0.0001	$ 14.3621
Total strike notion amount					63,749,958
Premium that will be retained upon maturity, if trading price of stock gets above upper strike price		1,567,612
Initial cash prepayment that will be retained upon maturity, if trading price of stock gets above upper strike price		62,182,346
Cash settlement amount		63,749,958
Number of shares to be received upon maturity if trading price of stock gets below upper strike price		4,438,769
Settlement amount received		$ 63,700,000	$ 42,500,000	$ 21,200,000